Short-term investments - Short-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Public equities and share purchase warrants	$ 640	$ 225
Total short-term investments	$ 640	$ 225